Benefit Plans - Fair Values of Defined Benefit Assets (Parenthetical) (Detail)	Dec. 29, 2012
High-yield fixed-income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investment in net assets	80.00%
Fixed-income securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investment in net assets	80.00%